Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets measured at fair value on a recurring basis
Impairment of intangible assets	$ 0	$ 0	$ 1,711
Fair value disclosure
Available-for-sale Securities	46,851	29,607
Marketable securities	46,851	29,607
Government and agency securities
Fair value disclosure
Available-for-sale Securities	5,314	11,304
Marketable securities	5,314	11,304
Corporate debt securities
Fair value disclosure
Available-for-sale Securities	30,181	11,057
Marketable securities	30,181	11,057
Commercial paper
Fair value disclosure
Available-for-sale Securities	9,293	4,246
Marketable securities	9,293	4,246
Certificates of deposit
Fair value disclosure
Available-for-sale Securities	1,552	3,000
Marketable securities	1,552	3,000
Carrying Value
Fair value disclosure
Cash equivalents	27,854	105,297
Total	74,705	134,904
Carrying Value | Government and agency securities
Fair value disclosure
Marketable securities		11,304
Carrying Value | Corporate debt securities
Fair value disclosure
Marketable securities		11,057
Carrying Value | Commercial paper
Fair value disclosure
Marketable securities		4,246
Carrying Value | Certificates of deposit
Fair value disclosure
Marketable securities		3,000
Fair Value
Fair value disclosure
Cash equivalents	27,854	105,297
Total	74,705	134,904
Fair Value | Government and agency securities
Fair value disclosure
Marketable securities	30,181	11,304
Fair Value | Corporate debt securities
Fair value disclosure
Marketable securities	5,314	11,057
Fair Value | Commercial paper
Fair value disclosure
Marketable securities	9,293	4,246
Fair Value | Certificates of deposit
Fair value disclosure
Marketable securities	1,552	3,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value disclosure
Cash equivalents	27,854	105,297
Total	27,854	105,297
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government and agency securities
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Commercial paper
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Certificates of deposit
Fair value disclosure
Marketable securities	0	0
Significant Other Observable Inputs (Level 2)
Fair value disclosure
Cash equivalents	0	0
Total	46,851	29,607
Significant Other Observable Inputs (Level 2) | Government and agency securities
Fair value disclosure
Marketable securities	30,181	11,304
Significant Other Observable Inputs (Level 2) | Corporate debt securities
Fair value disclosure
Marketable securities	5,314	11,057
Significant Other Observable Inputs (Level 2) | Commercial paper
Fair value disclosure
Marketable securities	9,293	4,246
Significant Other Observable Inputs (Level 2) | Certificates of deposit
Fair value disclosure
Marketable securities	1,552	3,000
Significant Unobservable Inputs (Level 3)
Fair value disclosure
Cash equivalents	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) | Government and agency securities
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Corporate debt securities
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Commercial paper
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Certificates of deposit
Fair value disclosure
Marketable securities	$ 0	$ 0